BENEFIT PLANS - Plan Assumptions for Defined Benefit Plans (Details)	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cablevision Defined Benefit Plans
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)		3.53%
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)		3.81%
Pension Plan
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Expected rate of return on plan assets (Pension Plan only) (in hundredths)		3.97%
Cablevision Systems Corporation And Subsidiaries | Cablevision Defined Benefit Plans
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Discount rate (in hundredths)	3.76%		3.83%	4.24%
Rate of increase in future compensation levels (in hundredths)				3.50%
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)			3.94%
Cablevision Systems Corporation And Subsidiaries | Pension Plan
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Expected rate of return on plan assets (Pension Plan only) (in hundredths)	3.97%		4.03%	4.53%